Financial Instruments - Summary of 10 Percentage Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ (191,113)	₺ (489,988)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	191,113	489,988
Increase (decrease) in equity due to potential appreciation of foreign currency	(60,437)	(81,488)
Increase (decrease) in equity due to potential depreciation of foreign currency	60,437	81,488
USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	632,650	143,194
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(632,650)	(143,194)
Increase (decrease) in equity due to potential appreciation of foreign currency	(29,724)	(41,745)
Increase (decrease) in equity due to potential depreciation of foreign currency	29,724	41,745
USD | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	632,650	143,194
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(632,650)	(143,194)
USD | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(29,724)	(41,745)
Increase (decrease) in equity due to potential depreciation of foreign currency	29,724	41,745
EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(611,666)	(439,858)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	611,666	439,858
Increase (decrease) in equity due to potential appreciation of foreign currency	(32,190)	(42,380)
Increase (decrease) in equity due to potential depreciation of foreign currency	32,190	42,380
EUR | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(611,666)	(439,858)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	611,666	439,858
EUR | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(32,190)	(42,380)
Increase (decrease) in equity due to potential depreciation of foreign currency	32,190	42,380
CNY
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(212,097)	(193,324)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	212,097	193,324
Increase (decrease) in equity due to potential appreciation of foreign currency	1,477	2,636
Increase (decrease) in equity due to potential depreciation of foreign currency	(1,477)	(2,636)
CNY | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(212,097)	(193,324)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	212,097	193,324
CNY | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	1,477	2,636
Increase (decrease) in equity due to potential depreciation of foreign currency	₺ (1,477)	₺ (2,636)